Post-retirement and other defined benefit schemes - Risks (Details) - Pension schemes - UK defined benefit plans $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) person	Dec. 31, 2019	Dec. 31, 2013
Post-retirement benefits
Total defined benefit obligations as a percentage of total	61.00%
Percentage of Pension Fund in growth assets	72.50%
Currency risk of plan assets hedged (as a percent)	75.00%
Interest rate risk of plan assets hedged (as a percent)	96.00%	91.00%
Annual inflation increase cap (as a percent)	5.00%
Inflation risk of plan assets hedged (as a percent)	76.00%	83.00%
Expected inflation risk of plan assets hedged (as a percent)	100.00%
Derivatives: Longevity swap
Post-retirement benefits
Period under hedge			75 years
Number of current pensioners | person	10,000
Defined benefit obligation covered by hedge	$ 2,400
Period of increase in life expectancy to receive cash under hedge	1 year
Increase in pension fund obligations from hedged increase in life expectancy	$ 390
Increase in pension fund assets from hedged increase in life expectancy	$ 203